Segment Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Selected Business Segment Financial Information

The following tables present selected segment financial information (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
North American Lab	$2,388.2	$2,377.7	$2,081.0
European Lab	1,637.4	1,663.4	1,430.0
Science Education	103.8	120.0	127.7

Total	$4,129.4	$4,161.1	$3,638.7

Operating income (loss):
North American Lab	$119.1	$141.1	$122.3
European Lab	135.8	141.3	111.7
Science Education	(2.9)	(16.5)	(48.6)

Total	$252.0	$265.9	$185.4

Capital expenditures:
North American Lab	$39.3	$29.4	$32.2
European Lab	11.6	11.6	7.8
Science Education	0.9	1.5	1.6

Total	$51.8	$42.5	$41.6

Depreciation and amortization:
North American Lab	$70.8	$64.7	$63.9
European Lab	46.5	47.8	44.7
Science Education	8.6	8.4	7.9

Total	$125.9	$120.9	$116.5

The operating loss of Science Education for the year ended December 31, 2011, includes $3.3 million in pre-tax charges relating to an impairment of intangible assets. The operating loss of Science Education for the year ended December 31, 2010, is primarily due to $48.1 million in pre-tax charges relating to an impairment of goodwill and intangible assets. See Note 6.

Total assets by segment are as follows (in millions):

	December 31,
	2012	2011
North American Lab	$2,941.8	$2,826.2
European Lab	2,304.2	2,184.7
Science Education	156.0	178.8

Total	$5,402.0	$5,189.7

Net Sales, Long-Lived Assets and Total Assets by Geographic Area

Net sales, long-lived assets and total assets by geographic area are as follows (in millions):

	Year Ended December 31,
	2012	2011	2010
Net sales:
United States	$2,117.5	$2,172.4	$1,961.8
International	2,011.9	1,988.7	1,676.9

Total	$4,129.4	$4,161.1	$3,638.7

	December 31,
	2012	2011
Long-lived assets:
United States	$130.6	$117.2
International	103.5	92.8

Total	$234.1	$210.0

Total assets:
United States	$2,661.4	$2,581.9
International	2,740.6	2,607.8

Total	$5,402.0	$5,189.7